PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT
Schedule of property and equipment

	December 31,
	2011	2012
Equipment and office furniture	7,542	14,554
Motor vehicles	43	43
Software	261	262
Leasehold improvement	1,114	1,137
	8,960	15,996
Less: Accumulated depreciation and amortization	(3,509)	(5,801)
	5,451	10,195

Schedule of estimated depreciation and amortization expenses from existing property and equipment

The Company estimated its depreciation and amortization expenses from its existing property and equipment as of December 31, 2012 in the future as follows:

2013	2,950
2014	2,742
2015	2,138
2016	1,723
2017	642
2018 and thereafter	—
10,195